Consolidated Statements of Equity (HOST HOTELS & RESORTS, INC., USD $) In Millions	HOST HOTELS & RESORTS, INC. USD ($)	HOST HOTELS & RESORTS, INC. Preferred Stock USD ($)	HOST HOTELS & RESORTS, INC. Common Stock USD ($)	HOST HOTELS & RESORTS, INC. Additional Paid-in Capital USD ($)	HOST HOTELS & RESORTS, INC. Retained Earnings (Deficit) USD ($)	HOST HOTELS & RESORTS, INC. Accumulated Other Comprehensive Income (Loss) USD ($)	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Consolidated Partnerships USD ($)	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Host Hotels & Resorts, L.P USD ($)
Beginning Balance at Dec. 31, 2008		$ 97	$ 5	$ 5,868	$ (385)	$ 5	$ 24	$ 158
Beginning Balance at Dec. 31, 2008		4.0	525.3
NET LOSS	(258)				(252)		(1)	(5)
Unrealized loss on common stock	(4)					(4)
Other changes in ownership				(19)				19
Foreign currency translation and other comprehensive income of unconsolidated affiliates	15					15
Change in fair value of derivative instruments	(4.0)					(4.0)
Common stock issuances			1	766
Common stock issuances (shares)			103.8
Comprehensive stock and employee stock purchase plans				6
Comprehensive stock and employee stock purchase plans (shares)			0.4
Common stock dividends - cash					(16)
Common stock dividends - shares				139	(139)
Common stock dividends - shares			13.4
Dividends on preferred stock	(9)				(9)
Issuance of 2009 Exchangeable Senior Debentures				82
Redemptions of limited partner interests for common stock				33				(33)
Redemptions of limited partner interests for common stock			3.4
Contributions from non- controlling interests of consolidated partnerships							1
Distributions to non-controlling interests							(2)
Ending Balance at Dec. 31, 2009		97	6	6,875	(801)	12	22	139
Ending Balance at Dec. 31, 2009		4.0	646.3
NET LOSS	(132)				(130)			(2)
Other changes in ownership				(69)				69
Foreign currency translation and other comprehensive income of unconsolidated affiliates	8					8
Change in fair value of derivative instruments	5.0					5.0
Common stock issuances			1	405
Common stock issuances (shares)			26.9
Comprehensive stock and employee stock purchase plans				10
Comprehensive stock and employee stock purchase plans (shares)			1.2
Common stock dividends - cash					(26)
Dividends on preferred stock	(4)				(4)
Redemption of preferred stock		(97)			(4)
Redemption of preferred stock (shares)		(4.0)
Redemptions of limited partner interests for common stock				15				(15)
Redemptions of limited partner interests for common stock			1.2
Contributions from non- controlling interests of consolidated partnerships							11
Distributions to non-controlling interests							(4)
Ending Balance at Dec. 31, 2010	6,332		7	7,236	(965)	25	29	191
Ending Balance at Dec. 31, 2010			675.6
Beginning Balance at Sep. 10, 2010
NET LOSS	(6)
Ending Balance at Dec. 31, 2010	6,332
NET LOSS	(60)
Ending Balance at Mar. 25, 2011
Beginning Balance at Dec. 31, 2010	6,332		7	7,236	(965)	25	29	191
Beginning Balance at Dec. 31, 2010			675.6
NET LOSS	(16)				(15)		(1)
Other changes in ownership				33				(33)
Foreign currency translation and other comprehensive income of unconsolidated affiliates	(27)					(27)
Change in fair value of derivative instruments	1.0					1.0
Common stock issuances				459
Common stock issuances (shares)			27.9
Common OP unit issuances								6
Comprehensive stock and employee stock purchase plans				17
Comprehensive stock and employee stock purchase plans (shares)			1.3
Common stock dividends - cash					(99)
Redemptions of limited partner interests for common stock				5				(5)
Redemptions of limited partner interests for common stock			0.3
Contributions from non- controlling interests of consolidated partnerships							12
Distributions to non-controlling interests							(4)	(1)
Ending Balance at Dec. 31, 2011	6,713		7	7,750	(1,079)	(1)	36	158
Ending Balance at Dec. 31, 2011			705.1
Beginning Balance at Sep. 09, 2011
NET LOSS	16
Ending Balance at Dec. 31, 2011	$ 6,713